Equity Investments (Details) - Summary of carrying value and change of the company's investments - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of carrying value and change of the company's investments [Abstract]
Beginning Balance	$ 3,446,346	$ 3,491,653	$ 3,688,676
Investment made to Ling Ban
Investment made to Ling Ban Online
Investment made to TWIC			1,461
Translation adjustment	231,825	(45,307)	(198,484)
Ending Balance	$ 3,678,171	$ 3,446,346	$ 3,491,653